Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	DEFR14A
Entity Registrant Name	Kustom Entertainment, Inc.
Entity Central Index Key	0001342958
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Schedule 14A (this “Amendment”) is being filed to amend and replace the Definitive Proxy Statement filed by Kustom Entertainment, Inc. (the “Company”) with the Securities and Exchange Commission on September 22, 2026 (the “Original Proxy Statement”). After filing the Original Proxy Statement, the Company determined that it needed to delete a footnote in the section titled “Unaudited Pro Forma Condensed Consolidate Combined Financial Information.” Therefore, this Amendment is being filed herewith to correct an inadvertent clerical error to a footnote in the section mentioned above. Aside from the aforementioned correction, no other items or disclosures have changed from the Original Proxy Statement originally filed with the SEC. Shareholders are encouraged to read this Amendment in its entirety and in place of the Original Proxy Statement. These changes were made prior to mailing the Original Proxy Statement to stockholders in connection with the Annual Meeting. We will print and distribute this Amendment to our shareholders.